Share-based compensation - Measurement of the fair values at grant date of the equity-settled share-based payment plans (Details) - Share Options (Alignment Grant)	12 Months Ended
Jun. 30, 2021 $ / shares
Tranche I
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted	$ 31.00
Weighted average fair value	25.42
Exercise price	5.79
Weighted average share price	$ 31.00
Expected volatility	60.00%
Expected term	2.32
Risk free rate	0.00%
Tranche II
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted	$ 31.00
Weighted average fair value	22.93
Exercise price	8.68
Weighted average share price	$ 31.00
Expected volatility	60.00%
Expected term	2.32
Risk free rate	0.00%
Tranche III
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted	$ 31.00
Weighted average fair value	20.68
Exercise price	11.58
Weighted average share price	$ 31.00
Expected volatility	60.00%
Expected term	2.32
Risk free rate	0.00%